Schedule 1 - Registrant's Condensed Financial Statements - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	May. 14, 2013	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Cash flows from operating activities:
Net Income		$ 39.1	$ 22.3	$ 56.5	$ 15.5	$ 8.4
Changes in operating assets and liabilities, net
Net cash (used in) provided by operating activities		117.6	28.4	127.4	119.7	140.7
Cash flows from investing activities:
Net cash provided by investing activities		(107.5)	(66.3)	(100.7)	(93.4)	(150.0)
Cash flows from financing activities:
Proceeds from exercise of stock options		0.1			0.1
Dividend paid to shareholders						(220.0)
Net cash (used in) provided by financing activities		(8.6)	39.4	(22.8)	(35.1)	12.3
Cash, beginning of period		9.2	5.3	5.3	14.1	11.1
Cash, end of period		10.7	6.8	9.2	5.3	14.1
Parent Company [Member]
Cash flows from operating activities:
Net Income				56.5	15.5	8.4
Adjustments to reconcile net income to net cash used in operating activities
Equity in net income of subsidiary				(59.6)	(18.4)	(11.3)
Dividend received from subsidiary (return on capital)						26.6
Changes in operating assets and liabilities, net
Prepaid offering costs				(2.9)
Intercompany payables				7.7	4.4	4.5
Income tax receivable				(1.7)	(1.6)	(1.6)
Net cash (used in) provided by operating activities					(0.1)	26.6
Cash flows from investing activities:
Dividend received from subsidiary (return of capital)	$ 220.0					193.4
Net cash provided by investing activities						193.4
Cash flows from financing activities:
Proceeds from exercise of stock options					0.1
Dividend paid to shareholders						(220.0)
Net cash (used in) provided by financing activities					0.1	(220.0)
Net (decrease) increase in cash				0.0	0.0	0.0
Cash, beginning of period		$ 0.0	$ 0.0	0.0	0.0	0.0
Cash, end of period				$ 0.0	$ 0.0	$ 0.0